UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
EXPENSES:
Voyage expenses	$ 626,994	$ 1,076,661
General and administrative expenses	3,955,945	4,698,176
Related Party [Member]
EXPENSES:
Voyage expenses	289,644	148,123
General and administrative expenses	$ 1,648,570	$ 1,599,000